SEGMENTED INFORMATION - Revenue Allocation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Revenue	$ 95,924	$ 92,769
UNITED STATES
Disclosure of geographical areas [line items]
Revenue	28,257	24,724
Canada
Disclosure of geographical areas [line items]
Revenue	10,036	10,752
United Kingdom
Disclosure of geographical areas [line items]
Revenue	23,432	25,090
Australia
Disclosure of geographical areas [line items]
Revenue	6,079	6,041
Brazil
Disclosure of geographical areas [line items]
Revenue	5,778	5,294
INDIA
Disclosure of geographical areas [line items]
Revenue	2,983	2,743
GERMANY
Disclosure of geographical areas [line items]
Revenue	2,192	1,909
Other Europe
Disclosure of geographical areas [line items]
Revenue	9,501	9,084
Colombia
Disclosure of geographical areas [line items]
Revenue	2,373	2,135
Other Asia
Disclosure of geographical areas [line items]
Revenue	2,992	3,042
Other
Disclosure of geographical areas [line items]
Revenue	$ 2,301	$ 1,955